DEBT (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of debt instruments

Debt Instrument	Date
6.125% Senior Notes due 2019	June 15, 2016
6½% Senior Notes due 2020	November 15, 2015
6.625% Senior Notes due 2021	May 1, 2016
6.75% Senior Notes due 2022	February 1, 2017
6 7/8% Senior Notes due 2023	February 15, 2018
The components of debt follow:

	December 31,
	2015	2014
Bank term loan	$3,032	$3,036
Revolving credit facility	—	—
Lines of credit	442	474
Cerro Verde credit facility	1,781	402
Cerro Verde shareholder loans	259	—
Senior notes and debentures:
Issued by FCX:
2.15% Senior Notes due 2017	499	498
2.30% Senior Notes due 2017	747	745
2.375% Senior Notes due 2018	1,495	1,493
3.100% Senior Notes due 2020	995	993
4.00% Senior Notes due 2021	594	593
3.55% Senior Notes due 2022	1,987	1,985
3.875% Senior Notes due 2023	1,987	1,986
4.55% Senior Notes due 2024	843	842
5.40% Senior Notes due 2034	788	787
5.450% Senior Notes due 2043	1,973	1,972
Issued by Freeport-McMoRan Oil & Gas LLC (FM O&G LLC):
6.125% Senior Notes due 2019	251	255
6½% Senior Notes due 2020	662	670
6.625% Senior Notes due 2021	281	284
6.75% Senior Notes due 2022	488	493
6 7/8% Senior Notes due 2023	857	866
Issued by FMC:
7 1/8% Debentures due 2027	115	115
9½% Senior Notes due 2031	128	129
6 1/8% Senior Notes due 2034	116	116
Other (including equipment capital leases and other short-term borrowings)	108	115
Total debt	20,428	18,849
Less current portion of debt	(649)	(478)
Long-term debt	$19,779	$18,371

Schedule of extinguishment of debt
A summary of debt extinguishments during 2014 resulting from redemptions and tender offers follows:

	Principal Amount	Purchase Accounting Fair Value Adjustments	Book Value	(Loss) Gain

1.40% Senior Notes due 2015	$500	$—	$500	$(1)
6.125% Senior Notes due 2019	513	40	553	(2)
8.625% Senior Notes due 2019	400	41	441	24
7.625% Senior Notes due 2020	300	32	332	14
6½% Senior Notes due 2020	883	79	962	10
6.625% Senior Notes due 2021	339	31	370	3
6.75% Senior Notes due 2022	551	57	608	8
6 7/8% Senior Notes due 2023	722	84	806	21
	$4,208	$364	$4,572	$77